Reconciliation of the Number of Shares Used in the Computation of Basic and Diluted Net Income Per Ordinary Share (Detail)	3 Months Ended		9 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2011	Sep. 30, 2010
Weighted average number of ordinary shares outstanding for basic net income per ordinary share	60,471,985	59,940,045	60,381,814	59,576,777
Effect of dilutive share options outstanding	591,035	803,358	714,650	999,281
Weighted average number of ordinary shares for diluted net income per ordinary share	61,063,020	60,743,403	61,096,464	60,576,058